ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2019
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

13.          ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

The components of accrued expenses and other current liabilities are as follows:

	As of December 31,
	2018	2019
Salary and welfare payable	26,963	29,724
Accrued expenses	16,190	11,510
Payables for purchase of property, plant and equipment	2,878	2,861
Payables for purchase of educational merchandise	3,141	3,741
Other tax payable	282	917
Acquisition consideration payable	5,719	575
Others	5,256	7,144
	60,429	56,472